Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
OPERATING ACTIVITIES
Net income	$ 744.5	$ 865.4
Non-cash and non-operating items:
Depreciation expense	391.7	310.4
Income tax expense	209.6	300.5
Foreign exchange loss on long-term debt	10.2	92.4
Interest expense and transaction costs	197.3	110.7
Impairment charge	116.3	0.0
Other	16.5	8.0
Cash flows generated from operations before changes in working capital	1,686.1	1,687.4
Changes in working capital:
(Increase) decrease in trade and other receivables	3.7	(166.3)
(Increase) decrease in inventories	122.6	(513.9)
Decrease (increase) in other assets	(18.6)	43.2
Decrease in trade payables and accruals	(96.1)	(108.2)
Decrease in other financial liabilities	(6.2)	(35.7)
Increase in provisions	250.9	239.5
Decrease in other liabilities	(28.1)	(147.9)
Cash flows generated from operations	1,914.3	998.1
Income taxes paid, net of refunds	(256.2)	(348.6)
Net cash flows generated from operating activities	1,658.1	649.5
INVESTING ACTIVITIES
Additions to property, plant and equipment	(548.4)	(601.0)
Additions to intangible assets	(37.4)	(58.4)
Business combinations, net of acquired cash		(208.2)
Other	10.9	14.2
Net cash flows used in investing activities	(574.9)	(853.4)
FINANCING ACTIVITIES
Increase (decrease) in bank overdraft	(29.0)	29.0
Issuance of long-term debt	3.3	920.9
Long-term debt amendment fees	(10.9)	(22.0)
Repayment of long-term debt	(58.2)	(251.9)
Repayment of lease liabilities	(48.6)	(35.4)
Interest paid	(167.6)	(100.7)
Issuance of subordinate voting shares	18.2	10.8
Repurchase of subordinate voting shares	(446.2)	(305.5)
Dividends paid	(55.6)	(50.8)
Other	(2.2)	(4.1)
Net cash flows generated from (used in) financing activities	(796.8)	190.3
Effect of exchange rate changes on cash and cash equivalents	3.1	(49.9)
Net increase (decrease) in cash and cash equivalents	289.5	(63.5)
Cash and cash equivalents at the beginning of year	202.3	265.8
Cash and cash equivalents at the end of year	$ 491.8	$ 202.3